Taxes (Tables)	12 Months Ended
Dec. 31, 2025
Taxes [Abstract]
Schedule of Taxation in Statements of Operations	Taxation in the statements of operations represents:
	December 31, 2025	December 31, 2024

Hong Kong profits tax provision for the year:
Current	$7,920	$80,640
Deferred	(57,024)	39,751
Total income tax (benefit) expenses	$(49,104)	$120,391

Schedule of Provision for Income Taxes Determined at Hong Kong Statutory Income Tax Rate to Effective Income Tax Rate	A reconciliation of the provision for income taxes determined at the Hong Kong statutory income tax rate to the Company’s effective income tax rate is as follows:
	For the years ended December 31,
	2025		2024
		%		%
(Loss) income before income tax expenses	$(9,636,939)		$987,160
Tax (benefits) at Hong Kong statutory tax rate of 16.5%	(1,590,095)	(16.5)	162,881	16.5
Reconciling items:
Tax effect of zero tax rate of the entity operating in Cayman	1,569,883	16.3	—	—
Tax effect of tax loss carry forward	(158,348)	(1.64)	—	—
Tax effect of prior year’s tax loss realized	101,324	1.05	—	—
Tax effect of non-taxable income	(954)	(0.01)	(746)	(0.1)
Tax effect of two-tiered profits tax rates	29,086	0.30	(41,744)	(4.2)
Income tax (benefits) expenses	$(49,104)	(0.51)	$120,391	12.2

Schedule of Components of Deferred Tax Assets

The following table summarizes the significant components of deferred tax assets.

	December 31, 2025	December 31, 2024

Opening balances	$142,638	$181,347
Net operating losses	158,348	—
Utilized during the year	(101,324)	(39,752)
Exchange rate difference	(291)	1,043
Less: valuation allowance	—	—
Deferred tax assets, net	$199,371	$142,638